Share-based payments - Schedule of Shares under Other Share Plans (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) share	Dec. 31, 2024 GBP (£) share
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in options)	22,123,194	39,804,293
Vested (in shares)	(10,254,907)	(18,490,246)
Forfeited (in shares)	0	(33,055)
Dividend award (in shares)	0	842,202
Number of options outstanding, end of period (in options)	11,868,287	22,123,194
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in options)	195,879,295	262,409,389
Vested (in shares)	(62,272,967)	(53,608,504)
Forfeited (in shares)	(4,809,902)	(12,921,590)
Number of options outstanding, end of period (in options)	128,796,426	195,879,295
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in options)	75,063,395	0
Granted (in shares)	46,999,778	75,063,395
Number of options outstanding, end of period (in options)	122,063,173	75,063,395
Weighted average fair value at measurement date, share options granted (in GBP per share) | £	£ 0.48	£ 0.30
Lloyds Banking Group Executive Share Plan 2024
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in options)	2,865,027	0
Granted (in shares)	3,679,148	3,593,397
Vested (in shares)	(1,747,624)	(728,370)
Number of options outstanding, end of period (in options)	4,796,551	2,865,027
Weighted average fair value at measurement date, share options granted (in GBP per share) | £	£ 0.73	£ 0.51